Investment in airport concessions	12 Months Ended
Dec. 31, 2017
Investment in airport concessions
Investment in airport concessions

10.         Investment in airport concessions

The Company has concessions to operate, maintain and develop 13 airports in Mexico, which are concentrated in central and northern regions of the country. Each concession is for 50 years from November 1, 1998. The term of each of the Company’s concessions may be extended by the Ministry of Communications and Transportation under certain circumstances for a period not exceeding 50 years. As operators of 13 airports the Company earns revenue from airlines, passengers, and other users for using the airport facilities. The Company also earns revenues for commercial activities carried out at the airports, such as leasing of space to restaurants and other shops.

Each airport concession agreement contains the following terms and basic conditions:

a.

The concessionaire has the right to manage, operate, maintain and use the airport facilities and carry out any construction, improvements or maintenance of the related facilities in accordance with its five-year period master development program, and to provide airport, complementary and commercial services.

b.

The concessionaire will use the airport facilities only for the purposes specified in the concession agreement, will provide services in conformity with the law and applicable regulations and will be subject to inspections by the Ministry of Communications and Transportation.

c.

The concessionaire must pay a concession tax for the right to use airport facilities (currently 5% of the concessionaire’s annual gross revenues derived from the use of public property), in conformity with the Mexican Federal Duties Law.

d.	The Mexican Airport and Auxiliary Services agency (Aeropuertos y Servicios Auxiliares) has the exclusive right to supply fuel at the concessionaire’s airports.

e.	The concessionaire must grant free access to specific airport areas to certain Mexican government agencies, so that they may carry out their activities within the airports.

f.

The concession may be revoked if the concessionaire breaches any of its obligations established in the concession title, as established in Article 26 and 27 of the General Airports Law and in the concession title. The breach of certain concession terms may be cause for revocation if the Ministry of Communications and Transportation has applied sanctions in three different instances with respect to the same concession term.

The terms and conditions of each concession contract have been fulfilled in all important aspects during the years ended December 31, 2017, 2016 and 2015.

Investments in airport concessions include: improvements to concessioned assets, rights to use airport facilities, and airport concessions. The total cost of the concession was assigned proportionally to rights to use airport facilities on the basis of the fair value of the assets determined by an independent appraiser. At any airport concession where the cost exceeded the fair value, the excess was recognized within the airport concessions line item.

As of December 31, 2017, 2016 and 2015, the carrying value of the right to use airport facilities, airport concessions and improvement to concessioned assets classified as intangible assets are as follows:

	December 31,
	2017		2016		2015
Projects completed and in operation:
Airport concessions	Ps.	605,643	Ps.	605,643	Ps.	605,643
Rights to use airport facilities		3,356,762		3,356,762		3,356,762
Improvements to concessioned assets (note 15)		5,859,174		4,532,716		4,187,944
Accumulated amortization		(2,173,162)		(1,981,607)		(1,801,744)
	Ps.	7,648,417	Ps.	6,513,514	Ps.	6,348,605

The changes in investment in concessions are as follows:

	December 31,
	2017		2016		2015
Investment in airport concessions
Beginning balance	Ps.	8,495,121	Ps.	8,150,349	Ps.	7,807,228
Increase		1,326,458		344,772		347,988
Disposals		-		—		(4,867)
Ending balance		9,821,579		8,495,121		8,150,349
Amortization of airport concessions:
Beginning balance		(1,981,607)		(1,801,744)		(1,626,951)
Increase		(191,555)		(179,863)		(175,106)
Disposals		—		—		313
Ending balance		(2,173,162)		(1,981,607)		(1,801,744)
Net investment in airport concessions	Ps.	7,648,417	Ps.	6,513,514	Ps.	6,348,605

Master Development Plan — The Company is obligated to carry out maintenance and improvements to concessioned assets according to the master development program. The master development program for 2016-2020 is Ps.4,445,653 based on December 31, 2014 values and Ps.5,443,013 based on December 31, 2017 values, updated using the National Producer Price Index (NPPI) excluding oil, in accordance with the concession contract, the amount to be incurred at December 31, 2017 was Ps.3,554,823, which has a payment schedule in accordance with the following:

Year	Amount
2018	Ps.	2,377,074
2019		711,353
2020		466,396
	Ps.	3,554,823

In 2009, the Company paid Ps.1,159,613 to acquire land strategically located adjacent to the Monterrey airport to allow for the airport’s future growth, including the construction of a second runway, which the Company intends to complete in the future. The Company is negotiating the recognition of the cost of the investment made in this land with the Mexican Bureau of Civil Aviation, to enable the latter to recognize the land acquired within the framework of the future investments in the concession of the Monterrey airport as part of the master development program required for such airport, not as a fixed asset owned by the Company.

On December 4, 2012, the Monterrey airport received authorization from the Mexican Bureau of Civil Aviation to include Ps.386,538 (amount expressed in nominal pesos of 2009) in investments as part of master development program for 2011-2015. An additional amount of Ps.77,306 was authorized by the Mexican Bureau of Civil Aviation through an extraordinary review of the maximum rate in the year 2011. The Company is still negotiating with the Mexican Bureau of Civil Aviation the recognition as an investment in concession of the remainder of the cost of the land acquired for the amount of Ps.695,759. All the amounts included in this disclosure are expressed in pesos of December 31, 2009. The current amounts, when recognized by the Mexican Bureau of Civil Aviation as part of the investment in concession, will be adjusted based on the NCPI.

The Company’s airports exclusively own the lands acquired, which are classified in the consolidated statements of financial position under the headings of property, leasehold improvements and equipment. The land will remain classified under these headings until the negotiations with the Mexican Bureau of Civil Aviation have concluded. If the Mexican Bureau of Civil Aviation recognizes the land as part of the concession investment, it is estimated that the property will be transferred to the Mexican Government. At the time of such recognition, the Company shall derecognize the asset and recognize an inclusion of the same amount under investment in airport concessions (improvements in concessioned assets), which will be subject to amortization for the remaining period of the concession.

The Company’s improvements to the airport facilities can be recognized by the Mexican Bureau of Civil Aviation (DGAC) as part of the investment in airport concession. The cost of airport improvements recognized by DGAC that are part of the Company’s investment in concessioned assets is “recovered” in the form of adjustments to the maximum rates that the Company may charge for aeronautical services, which are regulated by DGAC.